STEIN ROE SMALL CAP ASIAN TIGER FUND
                        NEWPORT JAPAN OPPORTUNITIES FUND
                           NEWPORT GREATER CHINA FUND
                             Class A, B and C Shares

                Supplement to Prospectus dated January 1, 2000 and
                     Statement of Additional Information dated
                      January  1, 2000, Revised April 6, 2000
                      (Replacing Supplement dated May 1, 2000)

Effective May 1, 2000, the Stein Roe Small Cap Asian Tiger Fund changed its name to Stein Roe Small Cap Tiger Fund.

Effective July 14, 2000, the Stein Roe Small Cap Asian Tiger Fund will change its Class A, B and C names to Liberty Newport Tiger Cub Fund Class A, Liberty Newport Tiger Cub Fund Class B and Liberty Newport Tiger Cub Fund Class C.

735-01/945B-0600                                                  July 14, 2000